Securities (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Other-than-temporary impairment	$ 0	$ 0
Unrealized loss	$ 43	$ 19
Issued by U.S. Government-Sponsored Entities and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Minimum percentage of securities held	10.00%	10.00%
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized loss
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized loss